Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property and Equipment
Schedule of property and equipment

	June 30, 2015	December 31, 2014
	(in thousands)
Oil and gas properties, on the basis of full-cost accounting:
Proved properties	$3,527,182	$3,398,146
Unevaluated properties	31,778	44,535
Other property and equipment	14,734	13,454
Less accumulated depreciation, depletion, amortization and impairment	(2,119,458)	(1,333,019)

Net property and equipment	$1,454,236	$2,123,116

        The Company's property and equipment as of December 31, 2014 and 2013 was as follows (in thousands):

	December 31, 2014	December 31, 2013
	(in thousands)
Oil and gas properties, on the basis of full-cost accounting:
Proved properties	$3,398,146	$2,817,062
Unevaluated properties	44,535	243,599
Other property and equipment	13,454	11,113
Less accumulated depreciation, depletion, amortization and impairment	(1,333,019)	(976,880)

Net property and equipment	$2,123,116	$2,094,894

Schedule of internal costs capitalized

During the three and six months ended June 30, 2015 and 2014, the Company capitalized the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Internal costs capitalized to oil and gas properties(1)	$2,613	$3,325	$4,915	$6,449
(1)
Inclusive of $0.4 million and $0.6 million of qualifying share-based compensation expense for the three months ended June 30, 2015 and 2014, respectively. For the six months ended June 30, 2015 and 2014, inclusive of $0.9 million and $1.2 million, respectively.

Schedule of depletion expense related to oil and gas properties

	Three Months Ended June 30,				Six Months Ended June 30,
	2015	2014	2015	2014	2015	2014	2015	2014
	(in thousands)		(per Boe)		(in thousands)		(per Boe)
Depletion expense	$54,359	$70,323	$17.63	$24.22	$111,964	$136,527	$18.18	$24.76
Depreciation on other property	896	751	0.29	0.25	1,719	1,448	0.28	0.26

Depreciation, depletion, and amortization	$55,255	$71,074	$17.92	$24.47	$113,683	$137,975	$18.46	$25.02